Rights - Schedule of Inputs to the Black-Scholes Model (Details) - $ / shares		12 Months Ended
	Mar. 12, 2021	Dec. 31, 2024
Rights [Abstract]
Exercise price (in Dollars per share)	$ 50	$ 50
Dividend yield
Risk-free rate		1.54%
Expected term (in years)		10
Expected volatility		79.68%